Average Annual Total Returns{- Fidelity Freedom® 2045 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2045 Fund	Fidelity Freedom 2045 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2045 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	18.28%	11.45%	[1]	18.40%	15.07%	[1]	16.54%	11.90%	[1]

[1]	(a)From July 20, 2017